Document And Entity Information	Jun. 03, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jun. 03, 2025
Entity Registrant Name	RADIANT LOGISTICS, INC.
Entity Central Index Key	0001171155
Entity Emerging Growth Company	false
Entity File Number	001-35392
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	04-3625550
Entity Address, Address Line One	Triton Towers Two
Entity Address, Address Line Two	700 S. Renton Village Place
Entity Address, Address Line Three	Seventh Floor
Entity Address, City or Town	Renton
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98057
City Area Code	425
Local Phone Number	462-1094
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 Par Value
Trading Symbol	RLGT
Security Exchange Name	NYSEAMER
Amendment Description	This Current Report on Form 8-K/A is being filed as an amendment to the Current Report on Form 8-K filed by Radiant Logistics, Inc. on June 5, 2025 (the “Original Form 8-K”) solely for the purpose of correcting the link to Exhibit 16.1. No other changes are being made to the Original Form 8-K.